Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Comprehensive Income [Abstract]
Net loss	$ (157,222)	$ (121,083)	$ (866,721)	$ (97,011)
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	6,264	87,008	137,637	(152,284)
Total other comprehensive income (loss)	6,264	87,008	137,637	(152,284)
Total comprehensive loss	(150,958)	(34,075)	(729,084)	(249,295)
Total comprehensive loss attributable to:
Telesat Corporation shareholders	(45,120)	(10,247)	(217,825)	(72,952)
Non-controlling interest	(105,838)	(23,828)	(511,259)	(176,343)
Total comprehensive loss , net	$ (150,958)	$ (34,075)	$ (729,084)	$ (249,295)